OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response . . . . .10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22647

Private Advisors Alternative Strategies Fund

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York	10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

The Registrant invests substantially all of its assets, net of reserves maintained for reasonably anticipated expenses, in Private Advisors Alternative Strategies Master Fund (CIK 0001536886, Investment Company Act file number 811-22646, the “Master Fund”). As of June 30, 2015, the Registrant invested $24,048,405 in the Master Fund, representing 99.97% of the Registrant’s net assets (offset by approximately 0.03% of net assets and other liabilities), and representing 34.47% of the Master Fund’s net assets. The Master Fund has included a schedule of investments as of June 30, 2015, in its filing on Form N-Q made with the Securities and Exchange Commission on August 27, 2015.

Notes to Schedule of Investments

Portfolio Valuation

Private Advisors Alternative Strategies Fund (the “Feeder Fund”) is a “Feeder” fund within what is known in the investment company industry as a “master-feeder” structure. Within this structure, the Feeder Fund invests substantially all of its assets, net of reserves maintained for reasonably anticipated expenses, in another closed-end, non-diversified management company, Private Advisors Alternative Strategies Master Fund (the “Master Fund”). The Feeder Fund’s investment in the Master Fund is valued at the Master Fund’s net asset value as a practical expedient, as the Master Fund does for its investments in Hedge Funds as discussed in the notes to the Master Fund’s schedule of investments. The Feeder Fund records its investment in the Master Fund at fair value which is represented by the Feeder Fund’s proportionate interest in the net assets of the Master Fund.

2

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ADVISORS ALTERNATIVE STRATEGIES FUND

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	August 27, 2015

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	August 27, 2015